Right of Use And Lease - Schedule of maturities of the balance of non-current lease liabilities (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 3,026,116	R$ 1,975,477
2021 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	441,760	374,746
2022 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	428,033	361,688
2023 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	422,877	358,274
2024 onwards [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 1,733,446	R$ 880,769